Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Components of gain (loss) on derivatives, net

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in millions)
Realized gain (loss) on settlement of derivative agreements, net	$14.7	$(8.1)	$(37.8)	$(27.2)
Change in unrealized gain (loss) on derivative agreements, net	105.8	46.9	138.3	(81.3)

Total gain (loss) on derivatives, net	$120.5	$38.8	$100.5	$(108.5)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)

Schedule of offsetting assets recorded as current assets and non-current assets in prepaid expenses and other current assets and other long-term assets in the Condensed Consolidated Balance Sheets

	As of June 30, 2013
Description	Gross Current Assets	Gross Amounts Offset	Net Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$68.3	$(1.7)	$66.6	$—	$66.6

Total	$68.3	$(1.7)	$66.6	$—	$66.6

	As of June 30, 2013
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$5.0	$—	$5.0	$—	$5.0

Total	$5.0	$—	$5.0	$—	$5.0

	As of June 30, 2013
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Other Derivative Activity	$0.1	$—	$0.1	$(0.1)	$—

Total	$0.1	$—	$0.1	$(0.1)	$—

Schedule of offsetting liabilities recorded as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheet

	As of December 31, 2012
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$0.9	$—	$0.9	$—	$0.9

Total	$0.9	$—	$0.9	$—	$0.9

	As of December 31, 2012
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$74.2	$(6.5)	$67.7	$—	$67.7

Total	$74.2	$(6.5)	$67.7	$—	$67.7